RELATED PARTY TRANSACTIONS AND BALANCES (Additional Information) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Daqo Group [Member]
Amounts due to related parties	$ 0.0	$ 4.2